Income Taxes and Duties - Summary of Principal Factors Generating Deferred Income Tax (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Deferred income tax liability:
Total deferred income tax liability	$ (195,102)	$ (3,676,735)	$ (4,512,312)
PEMEX [member]
Deferred income tax asset:
Provisions		8,880,184	8,836,693	$ 7,110,665
Employee benefits provision		68,290,356	40,314,749	47,086,457
Advance payments from clients		305,000	35,807	42,208
Accrued liabilities		2,101,011	611,652	744,865
Reserve due to depreciation of inventories		189,751	982,228
Non-recoverable accounts receivable		709,328	763,924	739,748
Derivative financial instruments		136,260	29,674	79,255
Wells, pipelines, properties and equipment		8,071,570	11,862,776	3,990,113
Tax loss carry-forwards		38,427,643	20,659,110	21,532,979
Total deferred income tax asset		127,111,103	84,096,613	81,326,290
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,614,704)	(2,630,597)	(3,443,618)
Other		(2,062,031)	(1,881,715)	(810,310)
Total deferred income tax liability		(3,676,735)	(4,512,312)	(4,253,928)
Net long-term deferred income tax liability		123,434,368	79,584,301	$ 77,072,362
PEMEX [member] | Recognized in profit and loss [member]
Deferred income tax asset:
Provisions		43,491	1,726,028
Employee benefits provision		17,362,550	2,181,696
Advance payments from clients		269,193	(6,401)
Accrued liabilities		1,489,359	(133,213)
Reserve due to depreciation of inventories		(792,477)	982,228
Non-recoverable accounts receivable		(54,596)	24,176
Derivative financial instruments		106,586	(49,581)
Wells, pipelines, properties and equipment		(3,791,206)	7,872,663
Tax loss carry-forwards		17,768,533	(873,869)
Total deferred income tax asset		32,401,433	11,723,727
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		1,015,893	813,021
Other		(180,316)	(1,071,405)
Total deferred income tax liability		835,577	(258,384)
Net long-term deferred income tax liability		33,237,010	11,465,343
PEMEX [member] | Recognized in OCI and equity [member]
Deferred income tax asset:
Employee benefits provision		10,613,057	(8,953,404)
Total deferred income tax asset			(8,953,404)
Deferred income tax liability:
Net long-term deferred income tax liability		$ 10,613,057	$ (8,953,404)